Nature of Business and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Working capital (in Dollars)	$ 10,900,000	$ 7,900,000
Credit limit (in Dollars)		$ 25,000,000
Doubtful accounts (in Dollars)	1,300,000		$ 1,700,000
Change in fair value (in Dollars)	$ 21,788
Tax benefit percentage	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	15.00%	21.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	8.00%	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	16.00%	20.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	6.00%	10.00%
Tradenames and Non Compete Agreements [Member] | Minimum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period	3 years
Tradenames and Non Compete Agreements [Member] | Maximum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period	10 years
Customer Relationships [Member] | Minimum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period	12 years
Customer Relationships [Member] | Maximum [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period	15 years